Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

	As of December 31,
	2015	2016
	RMB	RMB
Cost:
Building	2,021,245	2,525,064
Furniture, fixtures and equipment	1,078,365	1,602,608
Leasehold improvements	118,043	252,331
Motor vehicles	58,555	117,661
Software	13,395	147,329
Construction in process	158,842	893,275

Sub-total	3,448,445	5,538,268
Less: accumulated depreciation	(498,841)	(1,070,817)

Property and equipment, net	2,949,604	4,467,451

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Depreciation expenses were charged to:
Fulfillment expenses	28,634	145,375	289,338
Marketing expenses	2,293	2,694	296
Technology and content expenses	65,268	132,448	262,073
General and administrative expenses	13,795	10,884	59,269

Total	109,990	291,401	610,976